Consolidated Statements of Shareholders’ Equity ¥ in Thousands, $ in Thousands		Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Translation reserve CNY (¥)	Translation reserve USD ($)	Total U POWER LIMITED shareholders’ equity CNY (¥)	Total U POWER LIMITED shareholders’ equity USD ($)	Non- controlling interests CNY (¥)	Non- controlling interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)				¥ 305,709		¥ (66,518)				¥ 239,191		¥ 50,885		¥ 290,076
Balance at Dec. 31, 2020				305,709		(66,518)				239,191		50,885		290,076
Balance (in Shares) at Dec. 31, 2020 | shares	[1]	500,000	500,000
Balance at Dec. 31, 2021				319,775		(107,917)				211,858		45,824		257,682
Balance (in Shares) at Dec. 31, 2021 | shares	[1]	500,000	500,000
Consolidated net loss						(41,399)				(41,399)		(7,665)		(49,064)
Issuance of ordinary shares of subsidiaries				14,066						14,066		2,604		16,670
Balance (in Dollars)				319,775		(107,917)				211,858		45,824		257,682
Balance at Dec. 31, 2022				319,775		(153,838)				165,937		39,078		205,015
Balance (in Shares) at Dec. 31, 2022 | shares	[1]	500,000	500,000
Consolidated net loss						(45,921)				(45,921)		(11,746)		(57,667)
Capital contribution												5,000		5,000
Other comprehensive income | $
Balance (in Dollars)				319,775		(153,838)				165,937		39,078		205,015
Balance at Dec. 31, 2023				479,400	$ 67,522	(173,176)	$ (24,392)	446	$ 63	306,670	$ 43,193	37,950	$ 5,345	344,620	48,538
Balance (in Shares) at Dec. 31, 2023 | shares	[1]	1,243,140	1,243,140
Consolidated net loss						(19,338)				(19,338)		(6,128)		(25,466)	(3,587)
Issuance of ordinary shares of subsidiaries				159,625						159,625				159,625
Issuance of ordinary shares of subsidiaries (in Shares) | shares		743,140	743,140
Capital contribution from non-controlling shareholders												5,000		5,000
Other comprehensive income								446		446				446	63
Balance (in Dollars)				¥ 479,400	$ 67,522	¥ (173,176)	$ (24,392)	¥ 446	$ 63	¥ 306,670	$ 43,193	¥ 37,950	$ 5,345	¥ 344,620	$ 48,538

[1]	On March 25, 2024, the Company issued an aggregate of every 100 Ordinary Shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one Ordinary Share with a par value of US$0.00001 each, so that immediately following the Share Consolidation, the authorized share capital of the Company shall be changed. As of March 29, 2024, the Company had 246,093,671 Ordinary Shares issued and outstanding, as a result of the Share Consolidation, upon the Effective Date, there will be approximately 2,460,937. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 1,243,140 as of December 31, 2023.